Goodwill and Impairment Review of Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Goodwill

December 31,	2021	2020
Balance, January 1	$576,028	$573,928
Currency translation effects	(9,758)	2,100

	$566,270	$576,028